Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Changes In Carrying Amount Of Goodwill

	Year ended December 31,
	2011	2012
Balance at the beginning of the year	$3,792	$3,792

Acquisitions	-	18,232
Functional currency translation adjustments	-	494

Balance at the year end	$3,792	$22,518